Related Party Transactions (Details) - USD ($)		1 Months Ended			12 Months Ended
	Mar. 07, 2018	Jan. 08, 2019	Mar. 07, 2018	Jan. 31, 2018	Mar. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Related Party Transactions (Textual)
Unsecured Notes original amount	$ 950,000		$ 950			$ 2,000,000
Nekonal Agreement [Member]
Related Party Transactions (Textual)
Investment agreement, description					One of the three directors on the Board of Directors of Nekonal is represented by Portage. Under the terms of the Nekonal Agreement, SalvaRx invested an initial €600,000. €300,000 was invested to further the drug development efforts of Nekonal’s technology in cancer immunotherapy. Of the investment €50,000 was paid to each of SalvaRx and Nekonal SARL for fees called for under the services agreements with SalvaRx (management fees) and Nekonal SARL (scientist fees), respectively, for labor fees. The remainder of €200,000 is used for materials in the labs. Additionally, the CEO of the Company is also the CEO of Nekonal and employees of the Company comprise the management team of Nekonal under the service agreement for management services.
SalvaRx Group plc. [Member]
Related Party Transactions (Textual)
Business combination acquisition percentage		100.00%
Exchange of common stock		805,070,067
Cash consideration from issuance of shares		$ 92,600,000
Portage Glasgow Ltd. [Member]
Related Party Transactions (Textual)
Wholly-owned subsidiary, description				The Company’s wholly-owned subsidiary, PPL, acquired 650 ordinary shares, or 65%, of Portage Glasgow Ltd. (PGL), a newly incorporated company in Glasgow, Scotland at less than $0.01 per share for a total consideration of $9.11.
Prepaid expenses					$ 73,412	$ 73,412